SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Basis of preparation and statement of compliance	Basis of Preparation and Statement of Compliance
These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). Certain comparative amounts have been reclassified to conform with the current year's financial statement presentation. Such reclassifications were not considered material.

The accounting policies applied in these Consolidated Financial Statements are based on IFRS issued and outstanding as of March 14, 2023, the date the Board of Directors approved the statements.

These Consolidated Financial Statements have been prepared on the historical cost basis, except as detailed in the Company’s accounting policies as described below. The methods used to measure fair values of derivative instruments are discussed in Note 24(d). The methods used to measure the fair value of the Company’s acquired assets and assumed liabilities are discussed in Note 2(t).

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on historical experience and other factors that are considered to be relevant under the circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company's assets and liabilities are accounted for prospectively.

Basis of measurement and impact of the Arrangement

These Consolidated Financial Statements have been prepared on a historical cost basis. Transactions occurring prior to the Arrangement on April 7, 2021 were derived from the accounting records of Premier Gold Mines USA Inc. (“Premier USA”). The financial information prior to April 7, 2021 is intended to be representative of the entities had i-80 Gold been operating them as a stand-alone entity, subject to i-80 Gold’s control, during this time. The financial information related to this period has been prepared by i-80 Gold’s management in accordance with IFRS and requires the use of significant judgments made in allocating reported amounts related to Premier USA. In the opinion of management, these Consolidated Financial Statements reflect all adjustments necessary to present fairly the consolidated statements of financial position and the consolidated statements of net income (loss) and comprehensive income (loss) in accordance with IFRS.

Presentation of the consolidated statements of financial position

The transfer of Premier USA’s assets and liabilities from Premier to i-80 Gold was recorded by the Company at the carrying amounts recorded in Premier USA’s unaudited interim condensed consolidated statement of financial position at the time of the transfer.

The assets, liabilities and equity on the consolidated statements of financial position in the comparative period are directly attributable to Premier USA, and from April 7, 2021, to i-80 Gold.

Presentation of the consolidated statements of income (loss) and comprehensive income (loss)

All revenue and operating expenses on the consolidated statements of income (loss) and comprehensive income (loss) are directly attributable to Premier USA and from April 7, 2021, to i-80 Gold. General and administrative expenses recorded prior to the Arrangement have been determined based on actual expenses. Share-based compensation recorded by Premier USA prior to April 7, 2021 has been allocated to Premier USA based on the compensation of Premier USA employees. From April 7, 2021 to December 31, 2021 amounts recorded for expenses are based on amounts incurred by i-80 Gold and Premier USA.

Basis of consolidation	Basis of consolidationThe Financial Statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved when the Company is exposed to variable returns and has the ability to affect those returns through power to direct the relevant activities. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. Subsidiaries will be de-consolidated from the date that control ceases.All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between the companies. Where unrealized losses on intra-group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Company. Profit or loss and other comprehensive income of subsidiaries acquired or disposed of during the period are recognized from the effective date of acquisition, or up to the effective date of disposal, as applicable.
Business combinations	Business combinations
For business combinations that are determined to be a combination of businesses not under common control, the consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition date fair values of the assets transferred, the liabilities assumed and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred.

The Company recognizes identifiable assets acquired and liabilities assumed in a business combination regardless of whether they have been previously recognized in the acquiree's financial statements prior to the acquisition. Assets acquired and liabilities assumed are generally measured at their acquisition date fair values. Goodwill is stated after separate recognition of identifiable intangible assets. It is calculated as the excess of the sum of a) fair value of consideration transferred, b) the recognized amount of any non-controlling interest in the acquiree and c) acquisition date fair value of any existing equity interest in the acquiree, over the acquisition date fair values of identifiable net assets. If the fair values of identifiable net assets exceed the sum calculated above, the excess amount is recognized immediately as income in the statement of income (loss) and comprehensive income (loss).

For business combinations that are determined to be a common control transaction, it is necessary for management to use judgement in applying appropriate accounting treatment that will provide relevant and reliable information. For the Arrangement, management determined that the transaction was a common control transaction as Premier shareholders retained control of i-80 Gold and Premier USA, before and after the Arrangement. As a result, management determined that the most relevant and reliable information would be presented in the consolidated financial statements of i-80 Gold applying the predecessor value or book-value method, which records and consolidates the existing book values of the acquired assets and liabilities of the combined entities, rather than fair values, and no goodwill is recorded. In addition, the investment in the transferred subsidiary (Premier USA) transfers to the new parent (i-80 Gold) at the carrying value of Premier. For comparative presentation purposes, because Premier USA will continue to operate under i-80 Gold, comparative amounts will be retained and continue to be presented in the consolidated financial statements.

Functional and presentation currency	Functional and presentation currency
The functional currency of the Company is the United States dollar ("USD" or "US dollars") which reflects the underlying transactions, events and conditions that are relevant to the entity. Management considers primary and secondary indicators in determining functional currency including the currency that influences sales prices, labor, purchases and other costs. Other indicators include the currency in which funds from financing activities are generated and the currency in which receipts from operations are usually retained.

Reference to $ or USD is to US dollars, reference to C$ or CAD is to Canadian dollars.

Financial instruments	Financial instrumentsFinancial instruments are measured on initial recognition at fair value, plus, in the case of financial instruments other than those classified as fair value through profit or loss ("FVPL"), directly attributable transaction costs. Financial instruments are recognized when the Company becomes a party to the contracts that give rise to them and are classified at amortized cost, fair value through profit or loss or fair value through other comprehensive income, as appropriate. The Company considers whether a contract contains an embedded derivative when the entity first becomes a party to it. The embedded derivatives are separated from the host contract if the host contract is not measured at fair value through profit or loss and when the economic characteristics and risks are not closely related to those of the host contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.
Financial assets at FVPL
Financial assets at FVPL

Financial assets at FVPL include financial assets held for trading and financial assets not designated upon initial recognition as amortized cost or fair value through other comprehensive income ("FVOCI"). A financial asset is classified in this category principally for the purpose of selling in the short term, or if so designated by management. Transaction costs are expensed as incurred. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets measured at FVPL are measured at fair value with changes in fair value recognized in profit or loss.

Financial assets at amortized cost
Financial assets at amortized cost

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and is not designated as FVPL. Financial assets classified as amortized cost are measured subsequent to initial recognition at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income or expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts/payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (when appropriate) a shorter period, to the net carrying amount on initial recognition.

Financial liabilities
Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVPL. A financial liability is classified as at FVPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in net earnings when the liabilities are derecognized as well as through the amortization process. Borrowing liabilities are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date.

Derivative instruments
Derivative instruments

Derivative instruments, including embedded derivatives, are measured at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives are recorded in profit or loss.

Fair values
Fair values

The fair value of quoted investments is determined by reference to market prices at the close of business on the statement of financial position date. Where there is no active market, fair value is determined using valuation techniques. These include using recent arm’s length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow analysis; and, pricing models.

Financial instruments that are measured at fair value subsequent to initial recognition are grouped into a hierarchy based on the degree to which the fair value is observable as follows:

Level 1 fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Impairment of financial assets
Impairment of financial assets

A loss allowance for expected credit losses is recognized in OCI for financial assets measured at amortized cost. At each balance sheet date, on a forward-looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment model does not apply to investments in equity instruments.
The expected credit losses are required to be measured through a loss allowance at an amount equal to the 12-month expected credit losses (expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date) or full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). A loss allowance for full lifetime expected credit losses is required for a financial instrument if the credit risk of that financial instrument has increased significantly since initial recognition.
Derecognition of financial assets and liabilities
Derecognition of financial assets and liabilities

A financial asset is derecognized when either the rights to receive cash flows from the asset have expired or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party. If neither the rights to receive cash flows from the asset have expired nor the Company has transferred its rights to receive cash flows from the asset, the Company will assess whether it has relinquished control of the asset or not. If the Company does not control the asset then derecognition is appropriate.

A financial liability is derecognized when the associated obligation is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in net earnings.

Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents is comprised of cash on hand and demand deposits.
Inventory	Inventory
Material extracted from our mines is classified as either ore or waste. Ore represents material that, at the time of extraction, is expected to be processed into a saleable form and sold at a profit. Raw materials are comprised of both ore in stockpiles and ore on leach pads as processing is required to extract benefit from the ore. Ore is accumulated in stockpiles that are subsequently processed into gold and silver in a saleable form. The recovery of gold from certain oxide ores is achieved through the heap leaching process. Work-in-process represents gold and silver in the processing circuit, including ore and leach pads, that has not completed the production process, and is not yet in a saleable form. Finished goods inventory represents gold and silver in saleable form. Mine operating supplies represent commodity consumables and other raw materials used in the production process, as well as spare parts and other maintenance supplies that are not classified as capital items.

Inventories are valued at the lower of cost and net realizable value ("NRV"). Cost is determined on a weighted average basis and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition. Cost of inventories comprises direct labour, materials and contractor expenses, including non-capitalized stripping costs; depreciation on property, plant and equipment including capitalized stripping costs; and an allocation of general and administrative costs. As ore is removed for processing, costs are removed based on the average cost per ounce in the stockpile.

Provisions to reduce inventory to NRV are recorded to reflect changes in economic factors that impact inventory value and to reflect present intentions for the use of slow moving and obsolete supplies inventory. NRV is determined with reference to relevant market prices less applicable variable selling expenses. Provisions recorded also reflect an estimate of the remaining costs of completion to bring the inventory into its saleable form. Provisions are also recorded to reduce mine operating supplies to NRV, which is generally calculated by reference to its salvage or scrap value, when it is determined that the supplies are obsolete. Provisions are reversed to reflect subsequent recoveries in NRV where the inventory is still on hand.

Property, plant and equipment	Property, plant and equipment
General

Property, plant and equipment are recorded at cost less accumulated depreciation, depletion and impairment charges.

Major overhaul expenditures and the cost of replacement of a component of plant and mobile equipment are capitalized and depreciated over the average expected life between major overhauls. All other replacement spares and other costs relating to maintenance of mobile equipment are charged to the cost of production.

Directly attributable costs incurred for major capital projects and site preparation are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include dismantling and site restoration costs to the extent these are recognized as a provision. Management annually reviews the estimated useful lives, residual values and depreciation methods of the Company’s property, plant and equipment and also when events or changes in circumstances indicate that such a review should be made. Changes to estimated useful lives, residual values or depreciation methods resulting from such review are accounted for prospectively.

An item of property, plant and equipment is de-recognized upon disposal or when no further future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between any proceeds received and the carrying amount of the asset) is included in the statements of income / (loss) and comprehensive income / (loss) in the period the asset is de-recognized.
Exploration, evaluation and pre-development expenditures

The exploration, evaluation and pre-development expenditure policy is to charge exploration and evaluation expenditures within an area of interest as expense until management concludes that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable and that future economic benefits are probable. In making this determination, the extent of exploration, as well as the degree of confidence in the mineral resource is considered. Once a project has been established as commercially viable and technically feasible and has been subject to an impairment analysis, further expenditures are capitalized and classified as development properties.

Exploration, evaluation and pre-development expenditures consist of:

–gathering exploration data through topographical and geotechnical studies;
–exploratory drilling, trenching and sampling;
–determining the volume and grade of the resource;
–test work on geology, metallurgy, mining, geotechnical and environmental; and
–conducting engineering, marketing and financial studies.

Exploration and evaluation assets acquired are initially recognized at fair value as exploration rights within tangible assets.

Development properties (underground and open pit)

A property, either open pit or underground, is classified as a development property when a mine plan has been prepared and technical feasibility has been established, a permit has been obtained and a decision is made to commercially develop the property and mineralization is classified as proven and probable. Development expenditure is accumulated separately for each area of interest for which economically recoverable mineral reserves have been identified.

All expenditures incurred prior to the commencement of commercial levels of production from each development property are capitalized. In addition, capitalized costs are assessed for impairment when there is an indicator of impairment. Proceeds received from selling output produced before the asset is ready for its intended use are recognized in profit or loss. The related cost of producing the output is measured using the guidance in IAS 2, ‘Inventories’, and it is recognized as an expense in profit or loss when sold.

Development properties are not amortized until they are reclassified as mine property assets following the achievement of commercial levels of production.

Mine properties

After a mine property has been brought into commercial production, costs of any additional mining, in-pit drilling and related work on that property are expensed as incurred. Mine development costs incurred to expand operating capacity, develop new ore bodies or develop mine areas in advance of current production, including the stripping of waste material, are deferred and then amortized on a unit-of- production basis.

Deferred stripping costs

Stripping costs incurred in the production phase of a mining operation are accounted for as variable production costs and are included in the costs of inventory produced. Stripping activity that improves access to ore in a future period is accounted for as an addition to or enhancement of an existing asset. The Company recognizes stripping activity assets when it is probable that the future economic benefit associated with the stripping activity will flow to the Company; the component of the ore body for which access has been improved can be identified; and the costs relating to the stripping activity associated with that component can be measured reliably.

Stripping activity assets are amortized on a unit of production basis in subsequent periods over the proven and probable reserves to which they relate.

Depreciation and depletion

The carrying amounts of mine properties, plant and equipment are depreciated or depleted to their estimated residual value over the estimated economic life of the specific assets to which they relate, using the depreciation methods or depletion rates as indicated below. Estimates of residual values or useful lives and depreciation methods are reassessed annually and any change in estimate is taken into account in the determination of the remaining depreciation or depletion rate. Depreciation or depletion commences on the date the asset is available for its use as intended by management.
Depreciation or depletion is computed using the following rates:

Item	Methods	Rates
Mine properties	Units of production	Estimated proven and probable mineral reserves
Equipment, leasehold improvements	Straight line	Lesser of lease term and estimated useful life
Buildings	Straight line	20 years
Furniture, office equipment and software	Straight line	2 – 5 years
Plant and equipment	Straight line, units of production	4 – 10 years, estimated proven and probable mineral reserves
Mining equipment	Straight line	1 – 10 years based on life of mine
Deferred stripping costs	Units of production	Estimated proven and probable mineral reserves accessible due to stripping activity

Provisions	Provisions
Provisions are recognized when the Company or its subsidiaries have a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pretax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost. Contingent liabilities are not recognized in the financial statements, if not estimatable and probable, and are disclosed in notes to the financial information unless their occurrence is remote. Contingent assets are not recognized in the financial statements, but are disclosed in the notes if their recovery is deemed probable.

Environmental rehabilitation

Provisions for environmental rehabilitation are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related environmental disturbance occurs. The provision is discounted using a pretax rate, and the unwinding of the discount is included in finance costs. At the time of establishing the provision, a corresponding asset is capitalized and is depreciated over future production from the mining property to which it relates. The provision is reviewed each reporting period for changes in cost estimates, discount rates and operating lives. Changes to estimated future costs are recognized in the statement of financial position by adjusting the rehabilitation asset and liability. If, for mature mines, the revised mine assets net of rehabilitation provisions exceeds the carrying value, that portion of the increase is charged directly to expenses. For closed sites, changes to estimated costs are recognized immediately in profit and loss.

Leases	Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether the:

–contract involves the use of an identified asset:
–this may be specified explicitly or implicitly,
–should be physically distinct or represent substantially all of the capacity of a physically distinct asset, and
–if the supplier has a substantive substitution right, then the asset is not identified.
–Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use, and
–Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either the:
–Company has the right to operate the asset, or
–Company designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, the Company has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset will be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability when applicable.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

–fixed payments, including in-substance fixed payments,
–variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date,
–amounts expected to be payable under a residual value guarantee, and
–the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets that do not meet the definition of investment property in “Property, plant and equipment" and lease liabilities in “Other liabilities".

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases of items that have a lease term of 12 months or less and leases of low-value assets including non-specialized IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Share capital and warrants	Share capital and warrants
Share capital represents the fair value of consideration received. Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. Incremental costs directly attributable to the issue of new shares or options are also shown in equity as a deduction.

The Company periodically issues units to investors consisting of common shares and warrants in non-brokered private placements or as additional consideration in a brokered financing or purchase transaction. Each whole warrant issued entitles the holder to acquire a common share of the Company, at a fixed Canadian dollar price over a specified term. These warrants are not transferable from the original investor to a new investor and are considered derivatives because their exercise price is in CAD whereas the Company’s functional currency is in USD. Accordingly, the Company recognizes the warrants as a liability at fair value with changes in fair value recognized in profit or loss except the Premier warrants that were replaced on the spin-out recorded as a reduction of equity. When investor or other warrants are exercised, the liability is revalued prior to derecognition with the change in fair value recognized in profit or loss, proceeds received are added to share capital and the liability is derecognized.

Holders of the Company's common shares will be entitled to receive dividends out of any funds legally available when, as and if declared by the Board. Each holder of the Company's common shares is entitled to one vote per share on all matters on which shareholders are generally entitled to vote. The Company's articles do not provide for cumulative voting in the election of directors.

Share-based compensation	Share-based compensation
All goods and services received in exchange for the grant of any share-based payment are measured at their fair values or where fair value of the goods and services received is indeterminable estimated using an option pricing model. Where employees are rewarded using share-based payments, the fair values of employees' services are determined indirectly by reference to the fair value of the equity instruments granted. This fair value is determined at the grant date. In the comparative period prior to closing of the Transaction, all share-based payments were granted by Premier and allocated to the Company.

All share-based remuneration is ultimately recognized as an expense in profit or loss with a corresponding credit to reserves.
Share Option Plan

Stock options are equity-settled share-based compensation awards. The fair value of stock options at the grant date is estimated using the Black-Scholes option pricing model. Compensation expense is recognized over the vesting period based on the number of units estimated to vest. Vesting periods may range from immediate to five years. This expense is recognized as share-based compensation expense with a corresponding increase in equity reserves.

Restricted Share Unit Plan

Restricted share units ("RSU") are granted to eligible members of the Board of Directors, eligible employees and eligible contractors. The RSUs are settled in cash or equity at the option of the Company. The RSUs vest subject to an RSU award letter but no later than December 31, of the third calendar year following the service year determined based on date of grant. The RSUs granted are accounted for under the equity method where the RSU grant letter specifies settlement in shares.

Deferred Share Unit Plan

Deferred share units ("DSU") are granted to eligible members of the Board of Directors, eligible employees and eligible contractors. The DSUs are settled in cash or equity at the option of the Company. The DSUs vest subject to a DSU award letter but no later than December 31, of the third calendar year following the service year determined based on date of grant. The DSUs granted are accounted for under the liability method where the DSU grant letter specifies settlement in cash, and the equity method where the DSU grant letter specifies settlement in shares. DSUs must be retained until the Director leaves the Board, at which time the awards will be equity or cash settled.

Assets held for sale and discontinued operations	Assets held for sale and discontinued operations
Non-current assets classified as held for sale are presented separately and measured at the lower of their carrying amounts immediately prior to their classification as held for sale and their fair value less costs to sell. Once classified as held for sale, the assets are not subject to depreciation or amortization.

Any profit or loss arising from the sale of a discontinued operation or its remeasurement to fair value less costs to sell is presented as part of a single line item, profit or loss from discontinued operations.

In the absence of direct guidance from IFRS 5 or IFRS 3 regarding the treatment of transaction costs in the case of a disposal, the Company will defer these costs and recognize them against the gain or loss incurred upon closing of the transaction. The transaction costs will be classified in the asset held for sale line item until the transaction is closed and the related assets and liabilities are derecognized.

Impairment of non-financial assets	Impairment of non-financial assets
At each financial position reporting date the carrying amounts of the Company's non-financial assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the profit or loss for the period.

For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Revenue	Revenue
The Company follows a 5-step process in determining whether to recognize revenue from the sale of precious metals, gold and silver:

–Identifying the contract with a customer;
–Identifying the performance obligations;
–Determine the transaction price;
–Allocating the transaction price to the performance obligations; and
–Recognizing revenue when/as performance obligation(s) are satisfied.
The Company earns revenue from contracts with customers under the gold offtake arrangement and from gold sold in the London spot market. Revenue from contracts with customers is generally recognized on the settlement date, which is the date the customer obtains control of the promised asset and the Company satisfies its performance obligation. The Company considers the terms of the contract in determining the transaction price. The transaction price is based upon the amount the Company expects to be entitled to in exchange for the transferring of the promised goods. The transaction price is either fixed on the settlement date or at spot prices based upon the terms of the contract. The Company typically receives payment within one to three days of the settlement date.

In the comparative period and prior to the closing of the Transaction, the Company earned revenue from the sale of precious metals to Premier, a related party. All sales were at market prices and a trading margin of 1.8% is applicable in situations where Premier was required to perform significant sales and trading activities for the refined metals. Revenue from related party sales was recognized at the fair value of the consideration received.

Income taxes	Income taxes
Tax expense recognized in profit or loss comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity.

Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit or other current tax activities, which differs from profit or loss in the financial statements. Calculation of current tax expense is based on tax rates and tax laws that have been enacted by the end of the reporting period.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax on temporary differences associated with investments in subsidiaries and co-ownership is not provided if reversal of these temporary differences can be controlled by the Company and it is expected that reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. To the extent that the Company does not consider it probable that a future tax asset will be recovered, it is not recognized in the financial statements.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of taxable income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Income / (loss) per share	Income / (loss) per shareThe Company presents basic income / (loss) per share data for its common shares, calculated by dividing the income / (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted income per share is determined using the treasury stock method and the weighted average number of common shares outstanding for the effects of all dilutive stock options.
Segment reporting	Segment reportingAn operating segment is a component of an entity (i) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (ii) whose operating results are regularly reviewed by the entity's management, and (iii) for which discrete financial information is available.
Interest	InterestInterest income and expenses are reported on an accrual basis using the effective interest method.
New Accounting Standards and Interpretations not yet Adopted
New Accounting Standards and Interpretations not yet Adopted

IAS 1 - Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2024 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company does not anticipate any significant impact from these amendments on the financial statements as a result of initial application.

Amendments to IAS 12 and IFRS 1 – Deferred taxes related to assets and liabilities arising from a single transaction
In May 2021, the IASB issued amendments to IAS 12 - Income Taxes, which requires companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. The Company does not expect a material impact from this amendment on the financial statements as a result of the initial application